UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mallet Capital Management, LLC

Address:  One Landmark Square
          Stamford, Connecticut 06901

13F File Number: 028-12752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas J. Sands
Title:  Managing Member
Phone:  203-569-4400


Signature, Place and Date of Signing:


/s/Thomas J. Sands          Stamford, Connecticut             November 14, 2008
------------------         ------------------------         --------------------
     [Signature]                [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       25

Form 13F Information Table Value Total:       $14,478
                                             (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                       FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2  COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE                   VALUE     SHRS OR  SH/  PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP       (X$1000)   PRN AMT  PRN  CALL    DISCRETION    MANAGERS   SOLE    SHARED  NONE
--------------                 --------   -----       --------   -------  ---  ----    ----------    --------   ----    ------  ----
3COM CORP                      COM        885535104     56        24,205  SH           SOLE          NONE        24,205
ACXIOM CORP                    COM        005125109    300        23,901  SH           SOLE          NONE        23,901
AFFILIATED COMPUTER SERVICES   CL A       008190100    304         6,000  SH           SOLE          NONE         6,000
ANHEUSER BUSCH COS INC         COM        035229103   1233        19,000  SH           SOLE          NONE        19,000
AXCELIS TECHNOLOGIES INC       COM        054540109    181       106,194  SH           SOLE          NONE       106,194
AXCELIS TECHNOLOGIES INC       COM        054540109    153        90,200        PUT    SOLE          NONE        90,200
CONSTELLATION ENERGY GROUP I   COM        210371100    583        24,000  SH           SOLE          NONE        24,000
DATASCOPE CORP                 COM        238113104    749        14,503  SH           SOLE          NONE        14,503
FOUNDRY NETWORKS INC           COM        35063R100   1130        62,034  SH           SOLE          NONE        62,034
GENENTECH INC                  COM NEW    368710406    948        10,688  SH           SOLE          NONE        10,688
HARRIS CORP DEL                COM        413875105    300         6,500  SH           SOLE          NONE         6,500
HERCULES INC                   COM        427056106    498        25,150  SH           SOLE          NONE        25,150
I2 TECHNOLOGIES INC            COM NEW    465754208    770        57,110  SH           SOLE          NONE        57,110
IMCLONE SYS INC                COM        45245W109   1232        19,748  SH           SOLE          NONE        19,748
INTERNATIONAL RECTIFIER CORP   COM        460254105    447        23,526  SH           SOLE          NONE        23,526
LONGS DRUG STORES CORP         COM        543162101    219         2,900  SH           SOLE          NONE         2,900
MIDWAY GAMES INC               COM        598148104     57        24,100  SH           SOLE          NONE        24,100
RITE AID CORP                  COM        767754104     92       109,922  SH           SOLE          NONE       109,922
ROHM & HAAS CO                 COM        775371107   1120        16,000  SH           SOLE          NONE        16,000
SAKS INC                       COM        79377W108    242        26,154  SH           SOLE          NONE        26,154
SPRINT NEXTEL CORP             COM SER 1  852061100    120        19,701  SH           SOLE          NONE        19,701
TAKE-TWO INTERACTIVE SOFTWAR   COM        874054109   1145        69,802  SH           SOLE          NONE        69,802
TURBOCHEF TECHNOLOGIES INC     COM NEW    900006206    250        40,663  SH           SOLE          NONE        40,663
UST INC                        COM        902911106   1118        16,800  SH           SOLE          NONE        16,800
WRIGLEY WM JR CO               COM        982526105   1231        15,500       CALL    SOLE          NONE        15,500



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